REVENUE FROM CONTRACT WITH CUSTOMERS (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 1,684	¥ 12,216	¥ 16,072
Mainland China [Member] | Geographic Market [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Type of Goods or Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Type of Goods or Services [Member] | Construction Contract Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,198	8,690	12,639
Type of Goods or Services [Member] | Operation and Maintenance Services [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	56	405
Type of Goods or Services [Member] | Operation Service Concession Arrangements [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	430	3,121	3,433
Timing of Revenue Recognition [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	1,684	12,216	16,072
Timing of Revenue Recognition [Member] | Goods or services transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 1,684	¥ 12,216	¥ 16,072